Long-term Commitments (Future Minimum Commitments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 228
2019	106
2020	28
Subsequent years	25
Total	$ 387